Supplement to
The North Carolina Capital Management Trust:
Cash Portfolio (to be renamed Government Portfolio) and Term Portfolio
August 29, 2016
Prospectus and Statement of Additional Information

Effective August 31, 2016, Cash Portfolio has been renamed Government Portfolio.

At a special shareholder meeting of Cash Portfolio, shareholders approved proposals to modify the fund’s fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry and to revise one of the fund’s other fundamental investment policies. These changes will enable the fund to operate as a government money market fund. The fund will implement other changes necessary to operate as a government money market fund, including (1) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), and (2) changing its name to “Government Portfolio.” The modification to the fund’s fundamental concentration policy and the fund’s transition to a government money market fund are expected to become effective in the third quarter of 2016.

The following information replaces the information for Cash Portfolio under the heading "Principal Investment Strategies" in the Fund Summary section.

  Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), as permitted by North Carolina General Statute 159-30, as amended (the Statute) and 20 North Carolina Administrative Code 3.0703, as amended (the Code).
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

In addition, the fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.

The following information replaces the information for Cash Portfolio under the heading "Principal Investment Risks" in the Fund Summary section.

  Interest Rate Changes.  Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes.  A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces the information for Cash Portfolio under the heading "Investment Objective" in the Fund Basics section.

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity and to maintain a constant net asset value of $1.00 per share.

The following information replaces the information for Cash Portfolio under the heading "Principal Investment Strategies" in the Fund Basics section.

The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), as permitted by the Statute and the Code. More detail regarding the provisions of the Statute and the Code is included in the Appendix. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition, the Adviser normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

The following information replaces similar information under the heading "Description of Principal Security Types" in the Fund Basics section.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. A repurchase agreement entered into by Government Portfolio may be collateralized by U.S. Government securities or cash. A repurchase agreement is collateralized fully if the collateral consists entirely of U.S. Government securities and cash items.

The following information supplements the information under the heading "Principal Investment Risks" in the Fund Basics section.

Government Portfolio will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information under the heading "Fundamental Investment Policies" in the Fund Basics section.

Government Portfolio, the original Portfolio of the trust, seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share. Government Portfolio seeks to achieve this objective by investing only in instruments that are authorized for investment by units of local government as specified in North Carolina General Statute 159-30, as amended, and 20 North Carolina Administrative Code 3.0703, as amended. Government Portfolio will use its best efforts to maintain a constant net asset value of $1.00 per share.

The following information supplements the information under the heading "Fundamental Investment Policies" in the Fund Basics section.

Shareholder Notice

The following is subject to change only upon 60 days' prior notice to shareholders:

Government Portfolio normally invests at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities) and at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

NC-16-03 1.710543.134	August 31, 2016

Supplement to
The North Carolina Capital Management Trust:
Cash Portfolio (to be renamed Government Portfolio) and Term Portfolio
August 29, 2016
Prospectus

Effective August 31, 2016, Cash Portfolio has been renamed Government Portfolio.

At a special shareholder meeting of Cash Portfolio, shareholders approved proposals to modify the fund’s fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry and to revise one of the fund’s other fundamental investment policies. These changes will enable the fund to operate as a government money market fund. The fund will implement other changes necessary to operate as a government money market fund, including (1) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), and (2) changing its name to “Government Portfolio.” The modification to the fund’s fundamental concentration policy and the fund’s transition to a government money market fund are expected to become effective in the third quarter of 2016.

The following information replaces the information for Cash Portfolio under the heading "Principal Investment Strategies" in the Fund Summary section.

  Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), as permitted by North Carolina General Statute 159-30, as amended (the Statute) and 20 North Carolina Administrative Code 3.0703, as amended (the Code).
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

In addition, the fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.

The following information replaces the information for Cash Portfolio under the heading "Principal Investment Risks" in the Fund Summary section.

  Interest Rate Changes.  Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes.  A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces the information for Cash Portfolio under the heading "Investment Objective" in the Fund Basics section.

Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity and to maintain a constant net asset value of $1.00 per share.

The following information replaces the information for Cash Portfolio under the heading "Principal Investment Strategies" in the Fund Basics section.

The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), as permitted by the Statute and the Code. More detail regarding the provisions of the Statute and the Code is included in the Appendix. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition, the Adviser normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

The following information replaces similar information under the heading "Description of Principal Security Types" in the Fund Basics section.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. A repurchase agreement entered into by Government Portfolio may be collateralized by U.S. Government securities or cash. A repurchase agreement is collateralized fully if the collateral consists entirely of U.S. Government securities and cash items.

The following information supplements the information under the heading "Principal Investment Risks" in the Fund Basics section.

Government Portfolio will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information under the heading "Fundamental Investment Policies" in the Fund Basics section.

Government Portfolio, the original Portfolio of the trust, seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share. Government Portfolio seeks to achieve this objective by investing only in instruments that are authorized for investment by units of local government as specified in North Carolina General Statute 159-30, as amended, and 20 North Carolina Administrative Code 3.0703, as amended. Government Portfolio will use its best efforts to maintain a constant net asset value of $1.00 per share.

The following information supplements the information under the heading "Fundamental Investment Policies" in the Fund Basics section.

Shareholder Notice

The following is subject to change only upon 60 days' prior notice to shareholders:

Government Portfolio normally invests at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities) and at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

NCX-16-03 1.923919.113	August 31, 2016